UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

U.S. Government Securities FundSM
Investment portfolio

May 31, 2010
unaudited

Bonds & notes — 92.33%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 46.38%
U.S. Treasury 1.125% 2011	$40,000	$40,303
U.S. Treasury 2.375% 20111	31,519	32,100
U.S. Treasury 4.875% 2011	51,750	54,036
U.S. Treasury 5.00% 2011	2,100	2,169
U.S. Treasury 1.00% 2012	1,300	1,306
U.S. Treasury 1.375% 2012	104,190	105,309
U.S. Treasury 1.375% 2012	20,075	20,248
U.S. Treasury 2.00% 20121	19,721	20,415
U.S. Treasury 4.75% 2012	3,100	3,346
U.S. Treasury 4.875% 2012	7,125	7,638
U.S. Treasury 4.875% 2012	2,000	2,172
U.S. Treasury 1.375% 2013	3,600	3,623
U.S. Treasury 1.375% 2013	1,600	1,609
U.S. Treasury 3.125% 2013	81,750	86,205
U.S. Treasury 3.125% 2013	30,000	31,618
U.S. Treasury 3.375% 2013	52,300	55,620
U.S. Treasury 3.625% 2013	9,750	10,437
U.S. Treasury 1.75% 2014	9,800	9,842
U.S. Treasury 1.875% 2014	9,725	9,799
U.S. Treasury 2.00% 20141	56,970	60,451
U.S. Treasury 2.375% 2014	85,000	86,686
U.S. Treasury 2.625% 2014	207,750	214,429
U.S. Treasury 2.625% 2014	94,375	97,384
U.S. Treasury 4.25% 2014	20,000	21,987
U.S. Treasury 1.625% 20151	10,855	11,388
U.S. Treasury 1.875% 20151	30,457	32,394
U.S. Treasury 2.375% 2015	90,000	91,470
U.S. Treasury 2.50% 2015	110,000	112,234
U.S. Treasury 2.50% 2015	1,700	1,736
U.S. Treasury 4.00% 2015	7,000	7,624
U.S. Treasury 10.625% 2015	1,600	2,267
U.S. Treasury 11.25% 2015	9,700	13,736
U.S. Treasury 2.375% 2016	73,000	72,581
U.S. Treasury 2.625% 2016	54,700	55,215
U.S. Treasury 2.75% 2016	10,000	10,039
U.S. Treasury 3.25% 2016	274,135	284,876
U.S. Treasury 3.25% 2016	114,900	118,657
U.S. Treasury 3.25% 2016	66,135	68,858
U.S. Treasury 9.25% 2016	7,600	10,405
U.S. Treasury 2.375% 20171	27,407	29,962
U.S. Treasury 3.25% 2017	43,200	44,624
U.S. Treasury 4.625% 2017	43,550	48,851
U.S. Treasury 8.875% 2017	46,685	65,331
U.S. Treasury 1.375% 20181	37,412	38,277
U.S. Treasury 3.50% 2018	51,000	53,104
U.S. Treasury 3.875% 2018	63,500	67,541
U.S. Treasury 2.75% 2019	139,100	134,596
U.S. Treasury 3.125% 2019	164,750	163,271
U.S. Treasury 3.375% 2019	131,200	132,030
U.S. Treasury 3.625% 2019	123,500	126,891
U.S. Treasury 8.125% 2019	30,750	42,729
U.S. Treasury 3.625% 2020	72,400	74,269
U.S. Treasury 8.50% 2020	600	858
U.S. Treasury 8.75% 2020	2,300	3,362
U.S. Treasury 7.875% 2021	6,500	9,058
U.S. Treasury 8.00% 2021	7,150	10,121
U.S. Treasury 8.125% 2021	800	1,139
U.S. Treasury 6.25% 2023	21,090	26,539
U.S. Treasury 7.125% 2023	30,000	40,355
U.S. Treasury 7.50% 2024	3,425	4,820
U.S. Treasury 2.375% 20251	36,681	40,208
U.S. Treasury 6.875% 2025	2,700	3,626
U.S. Treasury 7.625% 2025	2,400	3,419
U.S. Treasury 6.00% 2026	300	374
U.S. Treasury 3.625% 20281	15,203	19,418
U.S. Treasury 3.875% 20291	9,928	13,205
U.S. Treasury 3.375% 20321	4,150	5,324
U.S. Treasury 4.50% 2036	20,000	21,074
U.S. Treasury 4.375% 2038	5,250	5,397
U.S. Treasury 4.50% 2038	700	734
U.S. Treasury 4.50% 2039	71,220	74,532
U.S. Treasury 2.125% 20401	23,981	25,805
U.S. Treasury 4.625% 2040	124,400	132,875
U.S. Treasury Principal Strip 0% 2019	18,000	13,438
		3,349,369

MORTGAGE-BACKED OBLIGATIONS — 36.79%
Federal agency mortgage-backed obligations2 — 36.03%
Fannie Mae 10.50% 2018	938	1,109
Fannie Mae 6.00% 2021	226	245
Fannie Mae 5.50% 2023	23,443	25,225
Fannie Mae 4.00% 2024	56,795	58,413
Fannie Mae 4.00% 2024	40,399	41,580
Fannie Mae 4.00% 2024	35,380	36,414
Fannie Mae 4.00% 2024	30,943	31,847
Fannie Mae 4.00% 2024	22,902	23,555
Fannie Mae 4.00% 2024	17,772	18,278
Fannie Mae 4.50% 2024	67,519	70,752
Fannie Mae 4.50% 2024	58,850	61,650
Fannie Mae 4.50% 2024	18,957	19,859
Fannie Mae 4.50% 2024	16,718	17,532
Fannie Mae 4.50% 2024	7,957	8,344
Fannie Mae 4.50% 2024	3,133	3,286
Fannie Mae 4.50% 2024	2,875	3,015
Fannie Mae 6.00% 2024	2,457	2,669
Fannie Mae 4.00% 2025	32,500	33,338
Fannie Mae 4.50% 2025	74,959	78,570
Fannie Mae 4.50% 2025	24,325	25,496
Fannie Mae 4.50% 2025	11,778	12,345
Fannie Mae 4.50% 2025	7,565	7,929
Fannie Mae 10.913% 20253	2,182	2,571
Fannie Mae 6.00% 2026	136	148
Fannie Mae 6.00% 2027	10,610	11,526
Fannie Mae 6.50% 2027	10,840	11,814
Fannie Mae 6.50% 2027	5,051	5,505
Fannie Mae 6.50% 2027	4,477	4,879
Fannie Mae 5.00% 2028	6,764	7,137
Fannie Mae 6.00% 2028	7,916	8,555
Fannie Mae 6.00% 2028	4,491	4,854
Fannie Mae 6.00% 2028	2,007	2,169
Fannie Mae 4.00% 2029	18,723	19,028
Fannie Mae 8.00% 2031	2,022	2,231
Fannie Mae 3.086% 20333	1,151	1,201
Fannie Mae 5.50% 2033	9,545	10,196
Fannie Mae 2.655% 20353	2,125	2,223
Fannie Mae 4.454% 20353	1,210	1,264
Fannie Mae 4.50% 2035	21,737	22,388
Fannie Mae 4.59% 20353	1,771	1,844
Fannie Mae 5.50% 2035	6,640	7,083
Fannie Mae 5.50% 2035	3,335	3,559
Fannie Mae 6.50% 2035	30,049	33,163
Fannie Mae 5.395% 20363	4,396	4,647
Fannie Mae 5.50% 2036	10,978	11,741
Fannie Mae 5.50% 2036	209	222
Fannie Mae 5.51% 20363	5,439	5,766
Fannie Mae 6.00% 2036	234	254
Fannie Mae 5.00% 2037	13,908	14,566
Fannie Mae 5.302% 20373	5,882	6,163
Fannie Mae 5.50% 2037	22,986	24,479
Fannie Mae 5.50% 2037	2,819	2,998
Fannie Mae 5.552% 20373	2,104	2,189
Fannie Mae 5.975% 20373	628	655
Fannie Mae 6.065% 20373	2,909	3,036
Fannie Mae 6.50% 2037	5,286	5,754
Fannie Mae 6.50% 2037	3,489	3,753
Fannie Mae 6.50% 2037	3,429	3,736
Fannie Mae 6.50% 2037	3,171	3,410
Fannie Mae 6.50% 2037	1,166	1,254
Fannie Mae 7.00% 2037	4,456	4,825
Fannie Mae 7.00% 2037	4,326	4,683
Fannie Mae 7.00% 2037	2,334	2,527
Fannie Mae 7.00% 2037	326	353
Fannie Mae 7.50% 2037	470	515
Fannie Mae 5.00% 2038	14,863	15,549
Fannie Mae 5.429% 20383	1,758	1,852
Fannie Mae 5.442% 20383	8,355	8,812
Fannie Mae 5.50% 2038	41,219	43,895
Fannie Mae 5.50% 2038	20,415	21,786
Fannie Mae 5.50% 2038	13,031	13,906
Fannie Mae 5.50% 2038	9,160	9,769
Fannie Mae 5.546% 20383	468	494
Fannie Mae 5.613% 20383	16,677	17,779
Fannie Mae 6.00% 2038	17,618	19,018
Fannie Mae 6.00% 2038	3,710	3,959
Fannie Mae 6.50% 2038	8,016	8,736
Fannie Mae 6.50% 2038	7,395	8,059
Fannie Mae 7.00% 2038	5,955	6,447
Fannie Mae 3.58% 20393	7,220	7,409
Fannie Mae 3.609% 20393	8,118	8,360
Fannie Mae 3.612% 20393	3,123	3,221
Fannie Mae 3.637% 20393	3,651	3,763
Fannie Mae 3.746% 20393	4,173	4,319
Fannie Mae 3.783% 20393	2,283	2,351
Fannie Mae 3.808% 20393	3,814	3,953
Fannie Mae 3.824% 20393	7,443	7,720
Fannie Mae 3.832% 20393	3,121	3,237
Fannie Mae 3.896% 20393	4,545	4,695
Fannie Mae 3.908% 20393	3,092	3,212
Fannie Mae 3.947% 20393	3,041	3,160
Fannie Mae 5.126% 20393	5,145	5,437
Fannie Mae 6.00% 2039	16,554	17,854
Fannie Mae 4.50% 2040	44,050	44,959
Fannie Mae 5.00% 2040	13,425	14,067
Fannie Mae 5.50% 2040	13,200	14,083
Fannie Mae 6.258% 20473	1,663	1,770
Fannie Mae 6.339% 20473	4,125	4,403
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	3,094	3,229
Fannie Mae, Series 2001-4, Class NA, 11.804% 20253	1,320	1,495
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	980	1,068
Fannie Mae, Series 2001-20, Class E, 9.625% 20313	52	60
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	8,308	8,815
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	14,232	15,502
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	4,841	4,218
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	3,975	3,344
Fannie Mae, Series 2006-65, Class PF, 0.623% 20363	5,363	5,327
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	886	980
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	5,744	6,163
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	3,743	4,079
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	25,510	27,633
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 20393	749	842
Freddie Mac 4.50% 2019	5,543	5,864
Freddie Mac 4.50% 2019	1,104	1,168
Freddie Mac 4.50% 2023	23,890	25,072
Freddie Mac 5.50% 2023	49,179	52,899
Freddie Mac 6.00% 2023	7,212	7,821
Freddie Mac 5.00% 2024	17,362	18,485
Freddie Mac 4.00% 2025	46,000	47,260
Freddie Mac 4.00% 2025	33,038	33,944
Freddie Mac 4.00% 2025	32,500	33,333
Freddie Mac 4.00% 2025	29,882	30,700
Freddie Mac 4.00% 2025	21,000	21,575
Freddie Mac 4.00% 2025	18,688	19,200
Freddie Mac 4.50% 2025	32,112	33,655
Freddie Mac 4.50% 2025	14,859	15,572
Freddie Mac 4.50% 2025	13,040	13,668
Freddie Mac 4.50% 2025	8,885	9,312
Freddie Mac 4.50% 2025	6,431	6,740
Freddie Mac 10.00% 2025	848	975
Freddie Mac 6.00% 2026	6,472	7,035
Freddie Mac 6.00% 2027	12,732	13,840
Freddie Mac 4.598% 20353	5,672	5,926
Freddie Mac 5.577% 20363	5,487	5,775
Freddie Mac 5.855% 20363	22,697	24,229
Freddie Mac 5.611% 20373	1,749	1,840
Freddie Mac 5.746% 20373	2,753	2,926
Freddie Mac 5.923% 20373	946	993
Freddie Mac 6.00% 2037	4,039	4,397
Freddie Mac 6.117% 20373	1,087	1,140
Freddie Mac 6.50% 2037	2,839	3,058
Freddie Mac 6.50% 2037	789	850
Freddie Mac 4.803% 20383	3,485	3,679
Freddie Mac 5.00% 2038	14,376	15,065
Freddie Mac 5.082% 20383	17,088	18,089
Freddie Mac 5.18% 20383	3,571	3,794
Freddie Mac 5.453% 20383	3,161	3,361
Freddie Mac 5.50% 2038	26,245	28,067
Freddie Mac 5.50% 2038	18,246	19,479
Freddie Mac 5.50% 2038	16,182	17,305
Freddie Mac 6.00% 2038	28,517	30,921
Freddie Mac 6.00% 2038	7,346	7,965
Freddie Mac, Series K003, Class A2, 3.607% 2014	6,125	6,406
Freddie Mac, Series 2356, Class GD, 6.00% 2016	2,855	3,065
Freddie Mac, Series 2289, Class NA, 11.849% 20203	667	754
Freddie Mac, Series 2289, Class NB, 11.251% 20223	185	212
Freddie Mac, Series 1567, Class A, 0.775% 20233	44	44
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,076	1,109
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,217	1,378
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,282	2,494
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,318	3,641
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	7,430	6,207
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	3,792	3,246
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,556	2,953
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	2,235	1,858
Freddie Mac, Series 3156, Class PF, 0.587% 20363	8,824	8,753
Freddie Mac, Series 3257, Class PA, 5.50% 2036	4,249	4,591
Freddie Mac, Series 3233, Class PA, 6.00% 2036	5,381	5,882
Freddie Mac, Series 3272, Class PA, 6.00% 2037	6,942	7,495
Government National Mortgage Assn. 5.50% 2017	1,571	1,698
Government National Mortgage Assn. 10.00% 2019	593	681
Government National Mortgage Assn. 10.00% 2021	208	241
Government National Mortgage Assn. 5.00% 2038	26,769	28,212
Government National Mortgage Assn. 5.50% 2038	24,102	25,845
Government National Mortgage Assn. 5.50% 2038	5,754	6,180
Government National Mortgage Assn. 6.00% 2038	18,590	20,182
Government National Mortgage Assn. 6.00% 2038	5,188	5,648
Government National Mortgage Assn. 6.00% 2038	4,821	5,221
Government National Mortgage Assn. 6.50% 2038	23,614	25,853
Government National Mortgage Assn. 3.50% 20393	9,888	10,183
Government National Mortgage Assn. 4.00% 2039	19,423	19,366
Government National Mortgage Assn. 4.00% 2039	4,474	4,472
Government National Mortgage Assn. 4.50% 2039	16,046	16,472
Government National Mortgage Assn. 4.50% 2039	12,949	13,293
Government National Mortgage Assn. 5.00% 2039	13,291	14,048
Government National Mortgage Assn. 5.00% 2039	3,990	4,217
Government National Mortgage Assn. 5.00% 2039	500	528
Government National Mortgage Assn. 4.00% 2040	41,746	41,730
Government National Mortgage Assn. 4.00% 2040	38,706	38,559
Government National Mortgage Assn. 4.00% 2040	5,947	5,945
Government National Mortgage Assn. 4.50% 2040	36,684	37,757
Government National Mortgage Assn. 4.50% 2040	36,395	37,459
Government National Mortgage Assn. 4.50% 2040	31,832	32,763
Government National Mortgage Assn. 4.50% 2040	31,681	32,607
Government National Mortgage Assn. 4.50% 2040	27,377	28,109
Government National Mortgage Assn. 4.50% 2040	26,244	26,945
Government National Mortgage Assn. 4.50% 2040	8,805	9,062
Government National Mortgage Assn. 4.50% 2040	5,095	5,231
Government National Mortgage Assn. 4.50% 2040	195	201
Government National Mortgage Assn. 5.00% 2040	38,000	40,177
Government National Mortgage Assn. 5.00% 2040	5,001	5,275
Government National Mortgage Assn. 5.00% 2040	4,958	5,241
Government National Mortgage Assn. 5.922% 2058	17,350	18,909
Government National Mortgage Assn. 6.172% 2058	749	812
Government National Mortgage Assn. 6.22% 2058	9,396	10,334
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	14,452
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	10,730
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	10,812
Government National Mortgage Assn., Series 2003, 6.116% 2058	4,251	4,655
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032	29,733	31,797
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	8,448	8,850
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20114	2,550	2,513
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20194	5,209	5,228
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.823% 20483,4	2,753	2,764
		2,601,426

Commercial mortgage-backed securities2 — 0.76%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	29,074
Fannie Mae, Series 2003-M2, Class D, 4.68% 20333	11,000	11,179
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class M-AD, 5.262% 20413,4	7,218	7,862
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20374	4,000	4,133
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	1,466	1,465
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,101	1,101
		54,814

Total mortgage-backed obligations		2,656,240

FEDERAL AGENCY BONDS & NOTES — 8.48%
Federal Home Loan Bank 3.375% 2010	10,000	10,121
Federal Home Loan Bank 1.75% 2012	108,605	110,250
Federal Home Loan Bank 3.625% 2013	10,000	10,631
Federal Home Loan Bank 2.375% 2014	16,500	16,757
Federal Home Loan Bank 5.375% 2016	27,750	31,581
Federal Home Loan Bank 5.375% 2016	8,755	9,964
Federal Home Loan Bank 4.75% 2018	10,050	11,013
Fannie Mae 1.75% 2011	29,450	29,713
Fannie Mae 3.625% 2011	10,000	10,344
Fannie Mae 6.00% 2011	15,000	15,766
Fannie Mae 6.125% 2012	10,000	10,932
Fannie Mae 2.75% 2014	52,825	54,436
Fannie Mae 3.00% 2014	7,250	7,497
Fannie Mae 5.375% 2017	13,000	14,809
Freddie Mac 2.875% 2010	17,000	17,195
Freddie Mac 0.315% 20113	10,000	10,005
Freddie Mac 2.50% 2014	13,000	13,267
Freddie Mac 3.00% 2014	22,750	23,585
Freddie Mac 5.50% 2016	10,000	11,466
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	33,000	33,862
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	10,000	10,181
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	17,500	17,899
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	20,677
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,737
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	6,157	6,620
Small Business Administration, Series 2001-20K, 5.34% 20212	1,632	1,743
Small Business Administration, Series 2001-20J, 5.76% 20212	844	909
Small Business Administration, Series 2001-20F, 6.44% 20212	2,820	3,066
Small Business Administration, Series 2003-20B, 4.84% 20232	6,476	6,862
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	15,000	15,343
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	13,586	13,915
Tennessee Valley Authority 5.25% 2039	8,000	8,418
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	2,255	2,257
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,219
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	10,000	10,212
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,174
Federal Agricultural Mortgage Corp. 4.875% 20114	3,000	3,084
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,636
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,414	6,642
Western Corp. 1.75% 2012	2,800	2,825
		612,613

ASSET-BACKED OBLIGATIONS2 — 0.68%
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	8,538	8,685
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	5,450	6,023
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	4,000	4,169
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	181	194
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	2,506	2,680
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	625	702
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	3,398	3,493
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	3,000	3,232
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	3,104	3,218
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	3,000	3,210
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	3,000	3,110
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,000	3,110
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	2,101	2,116
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	2,096
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	1,739	1,824
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	1,443	1,491
		49,353

Total bonds & notes (cost: $6,431,458,000)		6,667,575

Short-term securities — 8.86%

U.S. Treasury Bills 0.13%–0.157% due 6/3–6/24/2010	433,100	433,073
Federal Home Loan Bank 0.06%–0.165% due 6/1–6/9/2010	206,601	206,596

Total short-term securities (cost: $639,669,000)		639,669

Total investment securities (cost: $7,071,127,000)		$7,307,244
Other assets less liabilities		(85,932)

Net assets		$7,221,312

1Index-linked bond whose principal amount moves with a government retail price index.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $25,584,000, which represented .35% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Bonds & notes:
U.S. Treasury bonds & notes	$—	$3,349,369	$—	$3,349,369
Mortgage-backed obligations	—	2,656,240	—	2,656,240
Federal agency bonds & notes	—	612,613	—	612,613
Asset-backed obligations	—	49,353	—	49,353
Short-term securities	—	639,669	—	639,669
Total	$—	$7,307,244	$—	$7,307,244

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended May 31, 2010 (dollars in thousands):

	Beginning value	Net transfers out	Ending value at
	at 9/1/2009	of Level 3*	5/31/2010

Investment securities	$49,572	$(49,572)	$—

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$233,745
Gross unrealized depreciation on investment securities	(1,430)
Net unrealized appreciation on investment securities	232,315
Cost of investment securities for federal income tax purposes	7,074,929

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-922-0710O-S25521

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2010

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: July 29, 2010